Putnam Tax Exempt Income Fund
The fund's portfolio
6/30/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.88% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.2%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	$7,690,000	$7,695,225

			7,695,225
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds
(Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	6,930,000	6,601,713
(Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/39	A+/F	2,575,000	2,504,440

			9,106,153
Arizona (3.0%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	2,200,000	2,030,067
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	2,120,000	1,832,269
4.00%, 7/1/51	BBB-	2,000,000	1,788,996
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	563,085
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/37	A	1,100,000	1,106,626
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BB+/F	3,500,000	3,470,812
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	606,342
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	252,946
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	353,912
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,223,323
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies)
5.00%, 7/1/44	BBB	1,000,000	1,000,140
Ser. A, 5.00%, 7/1/36	BBB	1,010,000	1,017,653
3.75%, 7/1/24	BBB	40,000	40,000
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	100,659
Ser. A, 5.00%, 7/1/35	BB	150,000	150,988
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,028,224
5.00%, 12/1/37	A3	500,000	545,102
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	225,000	225,046

			18,336,190
California (7.2%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	850,000	753,075
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	5,975,000	4,436,713
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,042,740	2,910,720
CA Muni. Fin. Auth. Multi-Fam. Rev. Bonds, (Terry Manor Sr. Hsg.), FNMA Coll., 4.20%, 8/1/40	Aaa	3,600,000	3,633,723
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,508,386
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,250,000	2,365,227
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	1,250,000	888,810
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	4,300,000	3,109,589
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax Bonds, 4.00%, 9/1/46	BB/P	1,460,000	1,320,920
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/46 (Prerefunded 11/15/31)	AAA/P	5,000	5,462
4.00%, 5/15/48	Aa3	10,000,000	9,513,471
4.00%, 5/15/35	Aa3	1,500,000	1,520,832
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,854,196
Menifee, Union School Dist. Cmnty. Fac. Special Tax Bonds, (Dist. No. 2011-1)
4.00%, 9/1/45	BB+/P	860,000	794,388
4.00%, 9/1/41	BB+/P	800,000	759,879
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 5/1/35	A1	3,000,000	3,244,102
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.10%, 5/1/58	VMIG 1	1,000,000	1,000,000
San Francisco, City & Cnty. Cmnty. Fac. Dist. No. 2016 144A Special Tax Bonds, (Impt. Area No. 2), Ser. A, 4.00%, 9/1/42	BB-/P	2,000,000	1,859,440

			44,478,933
Colorado (3.7%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A	1,000,000	1,004,740
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,001,525
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	4,100,000	3,619,443
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
Ser. A, 5.50%, 11/15/38	Aa3	2,100,000	2,369,931
Ser. A, 5.50%, 11/15/35	Aa3	2,000,000	2,284,685
Ser. A, 5.00%, 11/15/37	Aa3	1,450,000	1,565,680
Ser. D, 5.75%, 11/15/37(T)	Aa3	2,500,000	2,883,625
Ser. D, 5.75%, 11/15/38(T)	Aa3	3,175,000	3,588,068
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A1	5,000,000	3,370,854
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 3.25%, 12/15/50	AA	1,605,000	1,339,516

			23,028,067
Connecticut (1.1%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/12/24), (Yale U.), Ser. A, 0.375%, 7/1/35	Aaa	2,850,000	2,845,879
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	A-/F	1,500,000	1,514,478
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	600,000	640,137
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-1, 4.10%, 11/15/39	Aaa	1,685,000	1,685,001

			6,685,495
Delaware (0.1%)
DE State Econ. Dev. Auth. Charter School Rev. Bonds, (ASPIRA of Delaware Charter Operations, Inc.), 4.00%, 6/1/42	BB	730,000	649,812

			649,812
District of Columbia (5.2%)
DC G.O. Bonds, Ser. A, 5.00%, 1/1/45	Aaa	5,000,000	5,474,908
DC Rev. Bonds
(DC Intl. School), 5.00%, 7/1/49	BBB	1,670,000	1,688,520
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,263,232
(DC Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,062,417
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,576,489
DC, Income Tax Rev. Bonds, Ser. A, 5.00%, 7/1/47	AAA	1,500,000	1,625,127
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	2,050,000	1,855,250
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	2,050,000	1,996,413
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	2,500,000	2,691,299
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
4.00%, 10/1/37	A-	3,140,000	3,176,331
4.00%, 10/1/36	A-	1,490,000	1,511,122
(Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	5,854,720

			31,775,828
Florida (6.3%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	889,993
FL Insurance Assistance Interlocal Agcy., Inc. VRDN Ser. A-2, 4.67%, 9/1/32	VMIG 1	3,500,000	3,500,000
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,165,606
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	634,927
4.00%, 7/1/45	Baa3	600,000	542,416
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr., Inc.), 4.00%, 2/1/52	Ba1	2,250,000	1,708,426
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/38	A+	1,750,000	1,760,783
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (1/1/26), (Fairfield Running Brook II LP), 3.55%, 1/1/27	Aaa	6,525,000	6,445,637
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/42	A+	1,250,000	1,355,699
(Orlando Hlth.), 5.00%, 10/1/41	A+	2,000,000	2,187,094
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,801,623
(Orlando Hlth.), 4.00%, 10/1/52	A+	7,265,000	6,953,608
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,138,094
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	657,383
4.00%, 6/15/51	Ba1	830,000	693,829
4.00%, 6/15/41	Ba1	425,000	381,283
4.00%, 6/15/36	Ba1	315,000	299,713
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	654,339
zero %, 9/1/42	A1	830,000	359,236
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical U., Inc.), Ser. A
4.00%, 10/15/39	A1	500,000	497,264
4.00%, 10/15/37	A1	725,000	728,730
4.00%, 10/15/35	A1	325,000	328,901

			38,684,584
Georgia (1.7%)
DeKalb Cnty., Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds, (HADC 1086 on Montreal, LLC), 4.00%, 3/1/34	A+	5,000,000	4,928,035
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	3,300,000	3,498,816
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), 5.00%, 1/1/63	BBB+	2,000,000	2,025,284

			10,452,135
Hawaii (0.1%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	376,022
4.00%, 7/1/31	Aa3	250,000	253,568

			629,590
Illinois (6.5%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/36	BBB+	3,850,000	3,853,698
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,500,349
Ser. A, 5.00%, 12/1/40	BB+	1,800,000	1,843,946
Ser. A, 5.00%, 12/1/35	BB+	1,910,000	1,995,479
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	4,731,781
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
5.50%, 1/1/55	A+	3,825,000	4,099,840
5.00%, 1/1/38	A+	200,000	207,123
IL Fin. Auth. Rev. Bonds, (U. of IL)
5.25%, 10/1/53	Aa2	2,500,000	2,678,095
5.00%, 10/1/48	Aa2	2,500,000	2,638,359
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/41	A3	1,250,000	1,369,165
Ser. B, 5.25%, 5/1/40	A3	2,650,000	2,915,778
Ser. B, 5.25%, 5/1/39	A3	1,100,000	1,215,785
Ser. A, 5.00%, 12/1/31	A3	2,870,000	2,986,685
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	1,500,000	1,297,903
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	668,968
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	504,158
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	497,290
Metro. Pier & Exposition Auth. Rev. Bonds, 4.00%, 12/15/47	A	2,900,000	2,755,122
St. Clair Cnty., Cmnty. Cahokia Unit School Dist. No. 187 G.O. Bonds, Ser. A, AGM
5.00%, 1/1/54	AA	1,000,000	1,056,823
5.00%, 1/1/49	AA	1,000,000	1,060,673

			39,877,020
Indiana (1.8%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/45(FWC)	AA	1,000,000	1,098,703
5.00%, 10/1/44(FWC)	AA	1,275,000	1,406,044
5.00%, 10/1/43(FWC)	AA	1,550,000	1,715,661
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds
Ser. A, 5.25%, 2/1/54	Aa1	3,500,000	3,672,975
(Circle City Forward Phase II), 4.125%, 2/1/52	Aa1	3,185,000	3,106,725

			11,000,108
Iowa (0.5%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	3,132,974

			3,132,974
Kentucky (2.2%)
KY State Property & Bldg. Comm. Rev. Bonds, (No. 127), Ser. A, 5.25%, 6/1/38	A1	3,290,000	3,707,046
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 16/1/26	A1	5,000,000	5,022,213
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 6/1/25	A1	2,060,000	2,061,079
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	1,135,000	1,155,011
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	415,185
5.00%, 7/1/30	A+	1,000,000	1,000,439

			13,360,973
Louisiana (0.6%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	3,861,432

			3,861,432
Maryland (0.3%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	761,777
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/30	Baa3	285,000	295,314
5.00%, 1/1/29	Baa3	290,000	298,592
5.00%, 1/1/28	Baa3	300,000	306,851
5.00%, 1/1/27	Baa3	430,000	436,815

			2,099,349
Massachusetts (0.7%)
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	AA+	680,000	680,464
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	3,500,000	3,344,025

			4,024,489
Michigan (2.5%)
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	253,289
Detroit, G.O. Bonds
Ser. C, 6.00%, 5/1/43	BBB	500,000	571,999
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,150,000	1,694,000
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 7/1/38 (Prerefunded 9/25/24)	AA	1,000,000	1,003,075
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A1	250,000	250,821
5.00%, 11/1/36	A+	1,285,000	1,331,432
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/45	BBB-/F	1,125,000	932,915
4.00%, 11/15/43	BBB-/F	695,000	590,127
4.00%, 11/15/31	BBB-/F	480,000	463,018
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	A+	5,250,000	5,256,752
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	119,750	117,733
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,855,000	1,876,188
(College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	245,615
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA+	100,000	100,018
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	357,816

			15,044,798
Minnesota (0.3%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,115,270
4.00%, 7/1/31	BB/P	1,000,000	942,675

			2,057,945
Missouri (2.8%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/46	A2	2,700,000	2,755,436
4.00%, 3/1/39	A2	5,215,000	5,140,920
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BB+	1,400,000	1,128,055
4.00%, 5/1/40	BB+	2,300,000	1,923,051
4.00%, 5/1/34	BB+	2,000,000	1,810,556
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,750,000	1,374,382
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/45	AA	2,250,000	2,349,987
5.00%, 10/1/40	AA	1,000,000	1,066,952

			17,549,339
Nebraska (0.4%)
Omaha, Pub. Pwr. Dist. Elec. Rev. Bonds, Ser. A, 5.25%, 2/1/48	Aa2	2,500,000	2,747,258

			2,747,258
Nevada (0.2%)
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Baa2	1,090,000	1,042,526

			1,042,526
New Hampshire (2.7%)
National Fin. Auth. Rev. Bonds, (NH Bus. Fin. Auth.)
Ser. 24-1, Class A, 4.25%, 7/20/41	A+	1,994,690	1,953,407
Ser. 23-2, 3.875%, 1/20/38	BBB	3,068,550	2,893,224
Ser. 2, 3.625%, 8/20/39	A3	3,398,359	3,163,490
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	952,897
4.00%, 8/15/39	A3	1,100,000	1,072,019
4.00%, 8/15/38	A3	1,000,000	975,169
4.00%, 8/15/36	A3	600,000	594,419
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	A-/F	625,000	631,307
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,554,398

			16,790,330
New Jersey (1.9%)
NJ State Econ. Dev. Auth. Rev. Bonds, (Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,293,468
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	3,000,000	3,095,015
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 3.93%, 7/1/36	VMIG 1	2,000,000	2,000,000
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.375%, 7/1/53	BBB-	1,000,000	1,027,433
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/36	A-	4,000,000	4,198,278

			11,614,194
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,602,889
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,155,216

			3,758,105
New York (10.2%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	A	1,185,000	1,171,093
NY City, VRDN, Ser. I-2, 4.70%, 3/1/40	VMIG 1	3,000,000	3,000,000
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. J, 3.35%, 11/1/65	AA+	5,670,000	4,311,298
(Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	3,075,000	2,222,918
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	4,000,000	2,556,628
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 3.90%, 5/1/44	VMIG 1	2,000,000	2,000,000
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,614,582
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	5,250,000	3,940,772
NY State Thruway Auth. Personal Income Tax Rev. Bonds Ser. C, 5.00%, 03/15/54(T)	AA+	7,200,000	7,708,248
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC)
4.00%, 4/30/53	BBB-/F	3,000,000	2,497,463
4.00%, 10/31/46	BBB-/F	2,000,000	1,728,832
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	2,000,000	1,999,902
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	10,000,000	11,101,377
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB-/F	825,000	905,092
Port Auth. of NY & NJ Rev. Bonds, Ser. 207
5.00%, 9/15/31	Aa3	300,000	311,429
5.00%, 9/15/29	Aa3	3,525,000	3,660,207
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	4,745,000	4,914,397
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.25%, 5/15/57	AA+	5,600,000	6,103,492

			62,747,730
North Carolina (0.8%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BB/P	2,000,000	1,616,249
4.00%, 3/1/41	BB/P	1,050,000	935,432
4.00%, 3/1/36	BB/P	900,000	848,509
NC State Med. Care Comm. Retirement Fac. (United Methodist Retirement Homes, Inc. (The))
5.125%, 10/1/54	BBB/F	1,500,000	1,547,976
5.00%, 10/1/39	BBB/F	250,000	265,908

			5,214,074
North Dakota (0.3%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	1,582,576

			1,582,576
Ohio (2.1%)
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,530,561
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	914,173
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	228,603
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	249,967
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	201,456
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	252,652
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	203,997
Columbus, Swr. VRDN, Ser. B, 3.83%, 6/1/32	VMIG 1	430,000	430,000
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/39	AA+	750,000	739,275
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	835,000	835,441
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	455,000	416,460
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	15,394
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,760,909
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy), 5.00%, 12/1/58	AA	2,740,000	2,912,494
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	Baa1	645,000	652,460
5.00%, 2/15/33	Baa1	355,000	358,845
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	145,000	136,676

			12,839,363
Other (3.3%)
Federal Home Loan Mortgage Corporation Multifamily VRD certificates, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	6,995,000	5,925,728
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. ML-19, Class A, 4.033%, 12/25/36	AA+	3,372,504	3,308,591
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. 19-ML-05, Class A-US, 3.40%, 1/25/36	AA+	3,030,739	2,858,423
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. ML-21, 4.521%, 8/25/41	AA+	4,997,776	5,116,143
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. 24-ML22, Class A-US, 4.683%, 10/25/40	AA+	2,748,645	2,835,371

			20,044,256
Pennsylvania (3.5%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A, AGM, 4.00%, 1/1/46	AA	3,500,000	3,365,176
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	845,000	845,238
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM, 4.00%, 5/1/54	AA	1,000,000	955,264
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 4.75%, 7/1/34	A-1	620,000	620,000
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	2,250,000	2,458,927
PA State Tpk. Comm. Rev. Bonds
4.90%, 12/1/44	A1	5,000,000	5,095,977
Ser. A, 4.00%, 12/1/49	A2	2,160,000	2,040,663
Ser. B, 3.00%, 12/1/51	A+	2,000,000	1,576,899
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph's U.), 5.00%, 11/1/47	A-/P	2,350,000	2,365,156
(Independence Charter School-West), 5.00%, 6/15/39	BB/P	500,000	491,720
(Independence Charter School-West), 4.00%, 6/15/29	BB/P	260,000	251,697
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 3.90%, 10/1/30	VMIG 1	840,000	840,000
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	A1	1,000,000	881,512

			21,788,229
Puerto Rico (0.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	1,550,000	1,496,564
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 4.75%, 7/1/53	BBB-/P	2,900,000	2,871,150

			4,367,714
Rhode Island (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,255,317

			3,255,317
South Carolina (2.0%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	756,840
4.00%, 11/1/31	A1	750,000	758,067
SC State Jobs Econ. Dev. Auth. Hlth. Fac. Rev. Bonds, (Novant Hlth.), 5.50%, 11/1/50	A1	5,000,000	5,584,603
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A+	1,300,000	1,266,883
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A3	4,000,000	4,054,007

			12,420,400
South Dakota (0.4%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB-	1,000,000	823,575
4.00%, 8/1/51	BBB-	250,000	210,720
4.00%, 8/1/41	BBB-	1,400,000	1,275,042

			2,309,337
Tennessee (2.6%)
Johnson City, Hlth. & Edl. Fac. Board Multi-Fam. Mandatory Put Bonds (12/1/26), (Roan Hill LP), 3.60%, 12/1/27	AA+	3,000,000	2,947,472
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group - UTK Properties, LLC), Ser. A-1, BAM
5.50%, 7/1/59	AA	1,750,000	1,896,364
5.50%, 7/1/54	AA	1,000,000	1,088,294
5.25%, 7/1/49	AA	1,250,000	1,339,951
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/45	A2	2,000,000	2,080,711
Williamson Cnty., Indl. Dev. Board Multi-Fam. Hsg. Mandatory Put Bonds (5/1/27), (ECG Wood Duck LP), 5.00%, 5/1/42	Aaa	6,625,000	6,761,299

			16,114,091
Texas (8.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	3,600,000	3,548,599
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A-	375,000	384,269
(Braination, Inc.), 4.50%, 8/15/54	Aaa	2,280,000	2,295,817
(YES Prep Pub. Schools, Inc.), PSFG, 4.25%, 4/1/48	Aaa	2,525,000	2,510,021
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/47	AAA	1,410,000	1,359,089
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/40	AAA	1,500,000	1,521,537
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/39	AAA	1,500,000	1,533,067
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Ba1	1,075,000	1,074,576
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	606,182
5.00%, 8/15/36	BBB+	430,000	439,839
5.00%, 8/15/34	BBB+	300,000	307,946
5.00%, 8/15/33	BBB+	240,000	245,461
5.00%, 8/15/31	BBB+	100,000	102,387
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
3.00%, 9/1/47	BBB-	600,000	428,452
3.00%, 9/1/44	BBB-	500,000	371,251
3.00%, 9/1/40	BBB-	225,000	175,692
3.00%, 9/1/39	BBB-	250,000	199,347
3.00%, 9/1/38	BBB-	200,000	162,458
3.00%, 9/1/37	BBB-	220,000	181,913
3.00%, 9/1/34	BBB-	150,000	131,395
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, Ser. A, 6.00%, 5/15/52	A	3,250,000	3,650,019
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	2,250,000	2,278,031
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	1,086,909
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,548,739
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	Aa3	9,700,000	9,846,016
Port of Houston Auth. of Harris Cnty. Rev. Bonds, 5.00%, 10/1/48	AA+	5,745,000	6,204,267
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	253,668
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	2,770,660
TX State Affordable Hsg. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (1/1/27), (AHFC-FC Norman Hsg. LP), 3.625%, 1/1/45	Aaa	3,000,000	2,959,713
TX State Trans. Comm. Rev. Bonds, (Central TX Tpk. Syst.), Ser. A, 3.00%, 8/15/40	A2	3,550,000	3,069,099

			51,246,419
Utah (2.7%)
UT Cnty., Hosp. Rev. Bonds, (Intermountain Hlth.), Ser. A, 5.00%, 5/15/41	Aa1	7,170,000	7,310,109
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB-/F	500,000	467,327
4.00%, 10/15/38	BBB-/F	500,000	480,750
4.00%, 10/15/36	BBB-/F	300,000	291,986
4.00%, 10/15/34	BBB-/F	800,000	786,881
4.00%, 10/15/32	BBB-/F	500,000	493,219
3.00%, 10/15/45	BBB-/F	1,000,000	733,811
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/33	BBB-/F	1,225,000	1,206,617
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/41	Aa1	2,960,000	3,243,338
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	738,045
5.00%, 10/15/33	AA	420,000	433,503
5.00%, 10/15/31	AA	530,000	548,257

			16,733,843
Virginia (1.1%)
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A1	6,650,000	6,917,134

			6,917,134
Washington (2.9%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/49	BB+	3,325,000	3,452,259
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/47	AA-	1,000,000	1,037,998
5.00%, 8/1/41	AA-	2,000,000	2,114,910
5.00%, 8/1/38	AA-	3,000,000	3,213,877
5.00%, 8/1/37	AA-	1,500,000	1,622,007
WA State Hsg. Fin. Comm. Rev. Bonds
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,906,735	3,554,643
Ser. 1, Class A, 3.375%, 4/20/37	BBB	3,284,407	2,943,986

			17,939,680
Wisconsin (3.5%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences)
4.00%, 4/1/42	BB	830,000	775,730
4.00%, 4/1/42 (Prerefunded 4/1/32)	AAA/P	20,000	21,326
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	575,000	575,230
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	1,455,885
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	1,600,000	1,629,548
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	1,500,000	1,639,260
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/53	BBB-	2,000,000	2,162,251
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	2,000,000	2,035,754
WI State Hlth. & Edl. Fac. Auth. 5.50%, 2/15/54	BBB	1,500,000	1,595,961
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,382,610
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/36	AA	7,825,000	7,919,173
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	394,768

			21,587,496

Total municipal bonds and notes (cost $621,568,170)			$616,590,511

SHORT-TERM INVESTMENTS (2.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	14,055,747	$14,055,747
U.S. Treasury Bills 5.382%, 7/23/24(SEG)		$500,000	498,396
U.S. Treasury Bills 5.373%, 10/24/24(SEG)		200,000	196,684

Total short-term investments (cost $14,750,825)			$14,750,827
TOTAL INVESTMENTS

Total investments (cost $636,318,995)			$631,341,338

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	107	$13,411,781	$13,411,781	Sep-24	$(109,101)

Unrealized appreciation					—

Unrealized (depreciation)					(109,101)

Total					$(109,101)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through June 30, 2024. Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $616,103,521.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$6,964,147	$148,071,388	$140,979,788	$299,445	$14,055,747

	Total Short-term investments	$6,964,147	$148,071,388	$140,979,788	$299,445	$14,055,747
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $646,603.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.88%, 5.45%, 5.59%, 5.33%, 5.32%, and 5.25%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	19.8%
	Healthcare	17.5
	Housing	15.7
	Education	12.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $22,946,000 were held by the TOB trust and served as collateral for $15,135,678 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $480,885 for these investments based on an average interest rate of 3.62%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$616,590,511	$—
Short-term investments	—	14,750,827	—

Totals by level	$—	$631,341,338	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(109,101)	$—	$—

Totals by level	$(109,101)	$—	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:

Futures contracts (number of contracts)	90
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com